Equity Method Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Carrying amount	$ 4,064	$ 10,739	$ 2,362
Holding	100.00%
Emza Visual Sense Ltd. [Member]
Principal Activities	Development of visual sensors and efficient machine vision algorithm
Place of Incorporation and operation	Israel
Carrying amount	$ 0	$ 1,802	$ 0
Holding	0.00%	45.10%	0.00%
Ganzin Technology Corp. [Member]
Principal Activities	Eye tracking chip and module
Place of Incorporation and operation	Taipei, Taiwan
Carrying amount	$ 1,473	$ 95	$ 0
Holding	49.32%	28.93%	0.00%
Iris Optronics Co Ltd. [Member]
Principal Activities	E-paper manufacturing and sales
Place of Incorporation and operation	Tainan, Taiwan
Carrying amount	$ 44	$ 30	$ 44
Holding	1.55%	2.06%	2.06%
Kneron Inc. [Member]
Principal Activities	Artificial intelligence chip design
Place of Incorporation and operation	California, USA
Carrying amount	$ 0	$ 6,598	$ 0
Holding	0.00%	27.65%	0.00%
ViewsilMicroelectronics (Kunshan) Limited [Member]
Principal Activities	IC design and sales
Place of Incorporation and operation	Kunshan, China
Carrying amount	$ 2,547	$ 2,214	$ 2,318
Holding	49.00%	49.00%	49.00%